Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss

(a)	Financial assets at fair value through profit or loss as of December 31, 2021 and 2022 are as follows:

	2021		2022
Debt instruments:
Governments	~~W~~	3,961,045	4,304,950
Financial institutions		13,449,550	11,616,813
Corporations		9,618,302	7,632,222
Stocks with put option		627,275	353,569
Equity investment with put option		2,625,297	3,185,222
Beneficiary certificates		13,386,212	12,169,688
Commercial papers		7,042,045	4,939,927
CMA		3,591,822	3,850,613
Others (*)		3,925,599	3,475,213

		58,227,147	51,528,217
Equity instruments:
Stocks		2,182,829	2,410,017
Equity investment		12,962	38,515
Others		179,524	175,656

		2,375,315	2,624,188

	~~W~~	60,602,462	54,152,405

Other:
Loans at FVTPL	~~W~~	1,683,344	2,389,180
Due from banks at fair value		34,262	26,116
Gold/silver deposits		83,691	75,969

	~~W~~	62,403,759	56,643,670

(*)	As of December 31, 2022 and 2021, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,705,724 million and ~~W~~ 2,080,626 million, respectively.

Financial assets to which overlay approach are applied in accordance with IFRS 9 'Financial Instruments' and IFRS 4 'Insurance Contracts'
(b)	Financial assets to which overlay approach are applied in accordance with IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ as of December 31, 2021 and 2022 are as follows:

	2021		2022
Due from banks at fair value through profit or loss	~~W~~	34,262	26,116
Securities at fair value through profit or loss		4,903,275	4,631,973

	~~W~~	4,937,537	4,658,089

Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach
The reclassified amounts between profit or loss and other comprehensive income due to the overlay approach as of and for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Profit or loss			Other comprehensive income (*)
	By IFRS 9		By IAS 39	Amount	Tax effect

Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	130,170	83,288	46,882	(12,893)
Net gain (loss) on disposal of financial assets at fair value through profit or loss		(2,668)	87,217	(89,885)	24,719

	~~W~~	127,502	170,505	(43,003)	11,826

(*)	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is ~~W~~ 11,079 million for the year ended December 31, 2021.

	2022
	Profit or loss		Other comprehensive income (*)
	By IFRS 9	By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~ (187,706)	33,508	(221,214)	58,622
Net gain (loss) on disposal of financial assets at fair value through profit or loss	39,547	131,544	(91,997)	24,379

	~~W~~ (148,159)	165,052	(313,211)	83,001

(*)	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is ~~W~~ 13,277 million for the year ended December 31, 2022.